N-2 - USD ($)				3 Months Ended										12 Months Ended
		May 15, 2026	May 06, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cover [Abstract]
Entity Central Index Key		0001635977
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-291962
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		20
Entity Registrant Name		abrdn World Healthcare Fund
Entity Address, Address Line One		1900 Market Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103
City Area Code		215
Local Phone Number		405-5700
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	--
Offering expenses Borne by the Fund (as a percentage of offering price)(2)	--
Dividend reinvestment and stock purchase plan fees: (per share for open-market purchases of Common Shares)(3)
Fee for Open Market Purchases of Common Shares	$0.05 (per share)
Fee for Optional Shares Purchases	$0.05 (per share) and $5.00 (max)
Sales of Shares Held in a Dividend Reinvestment Account	$0.12 (per share) and $15.00 (per trade)

 (1)     If Common Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.

(2)     Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

(3)     Shareholders who participate in the Fund’s Dividend Reinvestment and Stock Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent’s (as defined under “Dividend Reinvestment and Stock Purchase Plan” in this Prospectus) fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund; however, participating shareholders will pay a $0.05 per share fee incurred in connection with purchases of outstanding Common Shares on the open market, which will be deducted from the value of the dividend or distribution. Each optional cash investment by check or one-time online bank debit will entail a transaction fee of $5.00 plus $0.05 per Common Share purchased.  If funds are deducted monthly and automatically from a U.S. bank account, for each debit the transaction fee is $2.50 plus $0.05 per Common Share purchased. Common Shares will be purchased by the Plan Agent at least monthly. Shareholders will be subject to $0.12 per share fee and a $15 sales fee per trade for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Stock Purchase Plan” in this Prospectus.

Sales Load [Percent]	[1]	0.00%
Underwriters Compensation [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to
Common Shares)
Advisory fee(4)	1.27%
Interest expenses on bank borrowings(5)	1.53%
Other expenses	0.20%
Total annual expenses	3.00%

(4)     The Adviser receives a fee, computed and payable monthly, equal when annualized to 1.00% of the average daily value of the Fund’s managed assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (5). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the period ended September 30, 2025, were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period.

(5)     The percentage in the table is based on average total borrowings of $120,000,000 (the balance outstanding under the Fund’s Revolving Credit Facility with the Bank of Nova Scotia (the “Revolving Credit Facility”) as of September 30, 2025, representing approximately 18.98% of the Fund’s Managed Assets) and an average interest rate during the fiscal year ended September 30, 2025, of 5.66%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.

Management Fees [Percent]	[3]	1.27%
Interest Expenses on Borrowings [Percent]	[4]	1.53%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.20%
Total Annual Expenses [Percent]		3.00%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$30	$93	$158	$332

* The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreement.”

Expense Example, Year 01	[5]	$ 30
Expense Example, Years 1 to 3	[5]	93
Expense Example, Years 1 to 5	[5]	158
Expense Example, Years 1 to 10	[5]	$ 332
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that holders of common shares of beneficial interest, par value $0.01 per share (“Common Shares”) (the “Common Shareholders”) would bear directly or indirectly. The expenses shown in the table under “Other expenses” are estimated for the Fund’s current fiscal year. The expenses shown in the table under “Interest expenses on bank borrowings” and “Total annual expenses” are based on the Fund’s capital structure as of September 30, 2025. The table reflects Fund expenses as a percentage of net assets attributable to Common Shares.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Financial Highlights [Abstract]
Senior Securities Amount						$ 120,000,000				$ 120,000,000	[6]			$ 120,000,000	$ 120,000,000	[6]	$ 120,000,000		$ 120,000,000	[7]	$ 120,000,000	[7]	$ 120,000,000		$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000
Senior Securities Coverage per Unit						$ 5,271				$ 5,093	[6]			$ 5,271	$ 5,093	[6]	$ 4,726		$ 4,786	[7]	$ 5,714	[7]	$ 4,554		$ 4,396	$ 4,861	$ 4,999	$ 5,160
Senior Securities, Note [Text Block]

Senior Securities

The following table sets forth information about the Fund’s outstanding senior securities as of the Fund’s last ten fiscal years. The Fund’s senior securities during this time period are comprised of borrowings which constitute a “senior security” as defined in the 1940 Act. Audited information regarding the Fund's senior securities is incorporated by reference from the Fund's Form N-CSR.

Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding	Aggregate Liquidation Preference	Liquidation Preference Per Share	Asset Coverage Per $1000 of Principal Amount(1)	Average Market Value
September 30, 2025	Loan Facility 2025	$120,000,000	-%	-	$5,271
September 30, 2024	Loan Facility 2024	$120,000,000	-%	-	$5,093
September 30, 2023	Loan Facility 2023	$120,000,000	-%	-	$4,726
September 30, 2022	Loan Facility 2022	$120,000,000	-%	-	$4,786
September 30, 2021	Loan Facility 2021	$120,000,000	-%	-	$5,714
September 30, 2020	Loan Facility 2020	$120,000,000	-%	-	$4,554
September 30, 2019	Loan Facility 2019	$120,000,000	-%	-	$4,396
September 30, 2018	Loan Facility 2018	$120,000,000	-%	-	$4,861
September 30, 2017	Loan Facility 2017	$120,000,000	-%	-	$4,999
September 30, 2016	Loan Facility 2016	$120,000,000	-%	-	$5,160

(1)	Asset coverage ratio per $1,000 is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings for investment purposes outstanding as of each fiscal period end by the amount of any borrowings as of each fiscal period end, and then multiplying by $1,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

The information contained under the following headings in the Fund’s Annual Report are incorporated herein by reference: “Additional Information Regarding the Fund—Investment Objective, Strategies and Policies.”

PORTFOLIO TURNOVER

The Fund has no fixed policy with respect to portfolio turnover rate. The Fund may engage in short-term trading of portfolio securities, including initial public offerings, which may result in increasing the Fund’s portfolio turnover rate. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of long-term portfolio securities by the average monthly value of the Fund’s long-term portfolio securities. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

The information contained under the heading “Additional Information Regarding the Fund—Investment Objective, Strategies and Policies” in the Fund’s Annual Report is incorporated herein by reference.

USE OF LEVERAGE AND RELATED RISKS

The Fund uses financial leverage for investment purposes. The Fund may issue preferred shares, borrow money and/or issue debt securities (“traditional leverage”). The Fund uses traditional leverage through a credit facility representing up to 20% of the Fund’s Managed Assets as measured at the time when leverage is incurred. In addition, the Fund may enter into reverse repurchase agreements, swaps, futures, forward contracts, securities lending, short sales, and other derivative transactions, that have similar effects as leverage (collectively referred to as “effective leverage”). Furthermore, at no time will the Fund’s use of leverage, either through traditional leverage or effective leverage, exceed 30% of the Fund’s Managed Assets as measured at the time when leverage is incurred.

The information contained under the headings “Additional Information Regarding the Fund—Leverage Risk” and “Additional Information Regarding the Fund—Effects of Leverage” in the Fund’s Annual Report is incorporated herein by reference.

Risk Factors [Table Text Block]

Risk factors

The information contained under the heading “Additional Information Regarding the Fund—Risk Factors” in the Fund’s Annual Report is incorporated herein by reference. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment.

A Prospectus Supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.

Annual Dividend Payment														(1.4)	(1.4)	[6]	(1.4)		(1.4)	[7]	(1.4)	[7]	(1.4)		(1.4)	(1.4)	(1.4)	(1.4)
Share Price [Table Text Block]
	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended(2)	High	Low	High	Low	High	Low
March 31, 2026	$12.96	$11.26	$13.40	$11.44	-3.28%	-1.57%
December 31, 2025	$13.17	$11.90	$13.46	$12.59	-2.15%	-5.48%
September 30, 2025	$12.60	$10.16	$12.70	$10.18	2.15%	-8.99%
June 30, 2025	$11.31	$10.05	$11.00	$9.98	4.19%	-0.59%
March 31, 2025	$12.20	$11.09	$11.87	$11.17	4.10%	-1.07%
December 31, 2024	$13.33	$10.96	$12.73	$11.16	6.05%	-2.66%
September 30, 2024	$14.80	$12.66	$16.33	$12.45	1.69%	-9.37%
June 30, 2024	$13.15	$12.19	$12.45	$11.87	5.62%	2.70%
March 31, 2024	$13.23	$11.87	$12.53	$12.14	5.59%	-2.22%

(1)	Source: Bloomberg L.P.
(2)	Data presented are with respect to a short period of time and are not indicative of future performance.

Lowest Price or Bid	[8],[9]			$ 11.26	$ 11.9	10.16	$ 10.05	$ 11.09	$ 10.96	12.66		$ 12.19	$ 11.87
Highest Price or Bid	[8],[9]			12.96	13.17	12.6	11.31	12.2	13.33	14.8		13.15	13.23
Lowest Price or Bid, NAV	[8],[9]			11.44	12.59	10.18	9.98	11.17	11.16	12.45		11.87	12.14
Highest Price or Bid, NAV	[8],[9]			$ 13.4	$ 13.46	$ 12.7	$ 11	$ 11.87	$ 12.73	$ 16.33		$ 12.45	$ 12.53
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[8],[9]			(3.28%)	(2.15%)	2.15%	4.19%	4.10%	6.05%	1.69%		5.62%	5.59%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[8],[9]			(1.57%)	(5.48%)	(8.99%)	(0.59%)	(1.07%)	(2.66%)	(9.37%)		2.70%	(2.22%)
Share Price			$ 12.8			$ 12.6				$ 13.27	[6]			12.6	13.27	[6]	11.72		12.86	[7]	16.45	[7]	14.33		13.44	14.03	14.56	14.68
NAV Per Share			$ 12.72			$ 12.71				$ 12.77	[6]			$ 12.71	$ 12.77	[6]	$ 11.73	[6]	$ 12.11	[7]	$ 15.18	[7]	$ 14.14	[7]	$ 13.51	$ 15.24	$ 15.55	$ 16.08	$ 17.38
Latest Premium (Discount) to NAV [Percent]			0.63%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Fund is a diversified, closed-end management investment company. The Fund was organized as a Massachusetts business trust on March 5, 2015 pursuant to a Declaration of Trust governed by Massachusetts law and commenced operations on June 30, 2015. The Fund’s Declaration of Trust was amended and restated as of May 18, 2015 (“Amended and Restated Declaration of Trust”). The Amended and Restated Declaration of Trust is referred to in this Prospectus as the “Declaration of Trust” unless the context requires otherwise. The Fund’s principal offices are located at 1900 Market Street, Suite 200, Philadelphia, PA 19103.

The Fund’s capitalization consists of an unlimited number of shares of beneficial interest, $0.01 par value (“Shares”). Each Share represents an equal proportionate beneficial interest in the Fund and, when issued and outstanding, will be fully paid and non-assessable by the Fund. Upon any liquidation of the Fund, Shareholders will be entitled to share pro rata in the net assets of the Fund available for distribution after paying or adequately providing for the payment of all liabilities. The Fund sends annual and semi-annual financial statements to Shareholders and may also issue more abbreviated interim reports to update Shareholders on a quarterly basis. The Fund holds annual meetings of its Shareholders in accordance with the provisions of the Fund’s By-laws and the rules of the NYSE.

Shareholders are entitled to one vote for each whole Share held and a proportionate fractional vote for each fractional Share held. The Fund’s Shares do not have cumulative voting rights, which means that the holders of more than 50% of the Shares of the Fund voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining Shares will not be able to elect any Trustees. The Fund has a classified Board of three classes, whereby one class of Trustees is elected each year.

For information regarding risk factors pertaining to the Fund, see “Risk Factors.”

As of May 1, 2026, to the best of the Fund’s knowledge, and based solely on Schedule 13D/G filings made with the SEC, there was no person who controlled the Fund.

OPEN MARKET REPURCHASE PROGRAM

The Fund’s Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding Common Shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s Adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. If shares are repurchased, the Fund reports repurchase activity on its website on a monthly basis.

On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and if shares are repurchased management will post the number of shares repurchased on the Fund's website on a monthly basis.  Under the terms of the Program, the Fund is permitted to repurchase up to 12% of its outstanding Common Shares in the open market during any 12 month period.

Pursuant to the 1940 Act, the Fund may repurchase its Common Shares on a securities exchange (provided that the Fund has informed its shareholders within the preceding six months of its intention to repurchase such Common Shares) or as otherwise permitted in accordance with Rule 23c-1 under the 1940 Act. Under Rule 23c-1, certain conditions must be met for such alternative purchases regarding, among other things, distribution of net income for the preceding fiscal year, asset coverage with respect to the Fund’s senior debt and equity securities, identity of the sellers, price paid, brokerage commissions, prior notice to shareholders of an intention to purchase shares and purchasing in a manner and on a basis which does not discriminate unfairly against the other shareholders through their interest in the Fund. In addition, Rule 23c-1 requires the Fund to file notices of such purchase with the SEC. Additionally, pursuant to Rule 23c-1(a)(10) under the 1940 Act, the Fund may also repurchase its outstanding Common Shares outside of the open market repurchase program.

PREFERRED SHARES

The Declaration of Trust provides that the Fund has the power to issue additional Shares by action of the Board without the approval of the holders of the Fund’s common Shareholders. This power may be deemed to include the issuance of Preferred Shares with such rights and privileges as may be determined by the Board.

The Fund may elect to issue Preferred Shares as part of its leverage strategy. The Fund has the ability to issue Preferred Shares representing up to 50% of the Fund’s total assets (less the Fund’s obligations under senior securities representing indebtedness). The 1940 Act permits the issuance of Preferred Shares if, immediately after such issuance, the liquidation value of the Fund’s outstanding Preferred Shares exceeds 50% of its assets (including the proceeds from the issuance) less liabilities other than borrowings (i.e., the value of the Fund’s assets must be at least 200% of the liquidation value of its outstanding Preferred Shares). In addition, the Fund would not be permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the value of the Fund’s assets less liabilities other than borrowings is at least 200% of such liquidation value. Notwithstanding the 1940 Act requirement listed above with respect to asset coverage of any Preferred Shares, if Preferred Shares are issued, the Fund intends to maintain an asset coverage ratio of at least 300%. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, would be determined by the Board, subject to applicable law and the Declaration of Trust, it is likely that the Preferred Shares would be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of any Preferred Shares would be similar to those stated below.

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares would be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to common shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees would be elected by holders of Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the Trustees of the Fund at any time in the event that two years of dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Shares; and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board presently intends that, except as otherwise indicated in the Prospectus or this SAI and except as otherwise required by applicable law or the Declaration of Trust, if Preferred Shares were issued, holders of Preferred Shares would have equal voting rights with common shareholders (one vote per share, unless otherwise required by the 1940 Act) and would vote together with common shareholders as a single class.

The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above would in each case be in addition to any other vote required to authorize the action in question.

Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of any Preferred Shares issued would be expected to provide that: (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase Preferred Shares; and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund would reduce any leverage applicable to the Shares, while any resale of shares by the Fund would increase that leverage.

The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund’s Declaration of Trust. The Board, without the approval of the common shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered. Shareholders will bear all expenses in connection with the offering and issuance of Preferred Shares.

NOTES

The Fund does not currently have any notes outstanding.

The Amended and Restated Declaration of Trust provides that the Trustees have the power to issue notes or other evidence of indebtedness without the approval of the Common Shareholders. To the extent the Trustees authorize the issuance of any notes, the Trustees are also permitted to amend or supplement the Amended and Restated Declaration of Trust, as they deem appropriate. Any such amendment or supplement may set forth the rights, preferences, powers and privileges of such notes.

Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness, which in the aggregate must have asset coverage immediately after the time of issuance of at least 300%. So long as notes are outstanding, additional debt securities must rank on a parity with notes with respect to the payment of interest and upon the distribution of the Fund’s assets.

A Prospectus Supplement relating to any notes will include specific terms relating to the offering. The terms to be stated in a Prospectus Supplement will include the following:

●	the form and title of the security;

●	the aggregate principal amount of the securities;

●	the interest rate of the securities;

●	whether the interest rate for the securities will be determined by auction or remarketing;

●	the maturity dates on which the principal of the securities will be payable;

●	the frequency with which auctions or remarketings, if any, will be held;

●	any changes to or additional events of default or covenants;

●	any minimum period prior to which the securities may not be called;

●	any optional or mandatory call or redemption provisions;

●	the credit rating of the notes;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance of the notes; and

●	any other terms of the securities.

The Prospectus Supplement will describe the interest payment provisions relating to notes. Interest on notes will be payable when due as described in the related Prospectus Supplement. If the Fund does not pay interest when due, it will trigger an event of default and the Fund will be restricted from declaring dividends and making other distributions with respect to its Common Shares and preferred shares.

Under the requirements of the 1940 Act, immediately after issuing any notes the value of the Fund’s total assets, less certain ordinary course liabilities, must equal or exceed 300% of the amount of the notes outstanding. Other types of borrowings also may result in the Fund being subject to similar covenants in credit agreements.

Additionally, the 1940 Act requires that the Fund prohibit the declaration of any dividend or distribution (other than a dividend or distribution paid in the Fund’s common or preferred shares or in options, warrants or rights to subscribe for or purchase the Fund’s common or preferred shares) in respect of the Fund’s common or preferred shares, or call for redemption, redeem, purchase or otherwise acquire for consideration any such fund common or preferred shares, unless the Fund’s notes have asset coverage of at least 300% (200% in the case of a dividend or distribution on preferred shares) after deducting the amount of such dividend, distribution, or acquisition price, as the case may be. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. Moreover, the Indenture related to the notes could contain provisions more restrictive than those required by the 1940 Act, and any such provisions would be described in the related Prospectus Supplement.

Upon the occurrence and continuance of an event of default, the holders of a majority in principal amount of a series of outstanding notes or the trustee will be able to declare the principal amount of that series of notes immediately due and payable upon written notice to the Fund. A default that relates only to one series of notes does not affect any other series and the holders of such other series of notes will not be entitled to receive notice of such a default under the Indenture. Upon an event of default relating to bankruptcy, insolvency or other similar laws, acceleration of maturity will occur automatically with respect to all series. At any time after a declaration of acceleration with respect to a series of notes has been made, and before a judgment or decree for payment of the money due has been obtained, the holders of a majority in principal amount of the outstanding notes of that series, by written notice to the Fund and the trustee, may rescind and annul the declaration of acceleration and its consequences if all events of default with respect to that series of notes, other than the non-payment of the principal of that series of notes which has become due solely by such declaration of acceleration, have been cured or waived and other conditions have been met.

In the event of (a) any insolvency or bankruptcy case or proceeding, or any receivership, liquidation, reorganization or other similar case or proceeding in connection therewith, relative to the Fund or to the Fund’s creditors, as such, or to the Fund’s assets, or (b) any liquidation, dissolution or other winding up of the Fund, whether voluntary or involuntary and whether or not involving insolvency or bankruptcy, or (c) any assignment for the benefit of creditors or any other marshalling of assets and liabilities of the Fund, then (after any payments with respect to any secured creditor of the Fund outstanding at such time) and in any such event the holders of notes shall be entitled to receive payment in full of all amounts due or to become due on or in respect of all notes (including any interest accruing thereon after the commencement of any such case or proceeding), or provision shall be made for such payment in cash or cash equivalents or otherwise in a manner satisfactory to the holders of the notes, before the holders of any of the Fund’s common or preferred shares are entitled to receive any payment on account of any redemption proceeds, liquidation preference or dividends from such shares. The holders of notes shall be entitled to receive, for application to the payment thereof, any payment or distribution of any kind or character, whether in cash, property or securities, including any such payment or distribution which may be payable or deliverable by reason of the payment of any other indebtedness of the Fund being subordinated to the payment of the notes, which may be payable or deliverable in respect of the notes in any such case, proceeding, dissolution, liquidation or other winding up event.

Unsecured creditors may include, without limitation, service providers including the Advisers, Custodian, administrator, auction agent, broker-dealers and the trustee, pursuant to the terms of various contracts with the Fund. Secured creditors may include without limitation parties entering into any interest rate swap, floor or cap transactions, or other similar transactions with the Fund that create liens, pledges, charges, security interests, security agreements or other encumbrances on the Fund’s assets.

A consolidation, reorganization or merger of the Fund with or into any other company, or a sale, lease or exchange of all or substantially all of the Fund’s assets in consideration for the issuance of equity securities of another company shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

The notes have no voting rights, except as mentioned below and to the extent required by law or as otherwise provided in the Indenture relating to the acceleration of maturity upon the occurrence and continuance of an event of default. In connection with the notes or certain other borrowings (if any), the 1940 Act does in certain circumstances grant to the note holders or lenders certain voting rights. The 1940 Act requires that provision is made either (i) that, if on the last business day of each of twelve consecutive calendar months such notes shall have an asset coverage of less than 100%, the holders of such notes voting as a class shall be entitled to elect at least a majority of the members of the Fund’s Trustees, such voting right to continue until such notes shall have an asset coverage of 110% or more on the last business day of each of three consecutive calendar months, or (ii) that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. It is expected that, unless otherwise stated in the related Prospectus Supplement, provision will be made that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. As reflected above, the Indenture relating to the notes may also grant to the note holders voting rights relating to the acceleration of maturity upon the occurrence and continuance of an event of default, and any such rights would be described in the related Prospectus Supplement.

DESCRIPTION OF SUBSCRIPTION RIGHTS

The Fund may issue subscription rights to holders of Common Shares to purchase Common Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund’s common shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share;

●	the number of rights required to purchase a single share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such subscription rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Right

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below NAV, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1⁄3% increase in the Fund’s Common Shares outstanding.

Additional Information on the Transferability of Rights.  The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current NAV so long as certain conditions are met, including: (i) a good faith determination by a fund's board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders' preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

CREDIT FACILITY AND NOTES

The Fund utilizes leverage through borrowings and may enter into definitive agreements with respect to a credit facility or other borrowing program. The Fund may negotiate with commercial banks to arrange a credit facility pursuant to which the Fund would expect to be entitled to borrow an amount equal to approximately one-third (1/3) of the Fund’s total assets (inclusive of the amount borrowed). Any such borrowings would constitute financial leverage. Such a credit facility is not expected to be convertible into any other securities of the Fund, outstanding amounts are expected to be pre-payable by the Fund prior to final maturity without significant penalty and there are not expected to be any sinking fund or mandatory retirement provisions. Outstanding amounts would be payable at maturity or such earlier times as required by the agreement. The Fund may be required to prepay outstanding amounts under the credit facility or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund would be expected to indemnify the lenders under the credit facility against liabilities they may incur in connection with the credit facility.

The Fund maintains a Revolving Credit Facility with the Bank of Nova Scotia, which was amended on January 24, 2025 to extend the scheduled commitment termination date to January 23, 2026 with a committed facility amount of $125,000,000. Although the Fund currently intends to renew the Revolving Credit Facility prior to its expiration date, there can be no assurance that the Fund will be able to do so or do so on terms similar to the current Revolving Credit Facility, which may adversely affect the ability of the Fund to pursue its investment objectives and strategies. See “Investment objective and principal investment strategy — Use of Leverage and Related Risks” for more information.

As described herein, the Fund may also obtain leverage through the issuance of notes representing indebtedness. Such notes are not expected to be convertible into any other securities of the Fund. Outstanding amounts would be payable at maturity or such earlier times as required by the terms of the notes. The Fund may be required to prepay outstanding amounts under the notes or incur a penalty rate of interest upon the occurrence of certain events of default.

The Fund may use leverage to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Fund is not permitted to incur indebtedness, including through the issuance of notes or other debt securities, unless immediately thereafter the total asset value of the Fund’s portfolio is at least 300% of the aggregate amount of the outstanding indebtedness (i.e., such aggregate amount may not exceed 33 1/3 % of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined after deducting the amount of such distribution) is at least 300% of such aggregate amount. If the Fund issues notes, borrows money or enters into a credit facility, the Fund intends, to the extent possible, to retire outstanding debt, from time to time, to maintain coverage of any outstanding indebtedness of at least 300%.

The Fund may seek the highest credit rating possible from one or more NRSROs on any notes that the Fund issues. In such a case, the Fund intends that, as long as notes are outstanding, the composition of its portfolio will reflect guidelines established by such NRSRO. Although, as of the date hereof, no NRSRO has established guidelines relating to the Fund’s notes, based on previous guidelines established by NRSROs for the securities of other issuers, the Fund anticipates that the guidelines with respect to the notes will establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines which may be imposed in connection with obtaining a rating of the notes, the Fund currently anticipates that such guidelines will include asset coverage requirements which are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the Fund maintain a portion of its assets in short-term, high-quality investments and certain mandatory redemption requirements relating to the notes. No assurance can be given that the guidelines actually imposed with respect to the notes by a NRSRO will be more or less restrictive than as described in this prospectus.

In addition, the Fund expects that any notes or a credit facility would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies, engage in certain transactions, including mergers and consolidations, and may require asset coverage ratios in addition to those required by the 1940 Act. The Fund would only agree to a limit on its ability to change its fundamental investment policies if doing so was consistent with the 1940 Act and applicable state law. The Fund may be required to pledge (or otherwise grant a security interest in) some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any notes or credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a credit facility, or issue notes, on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into or issued, any such notes or credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of preferred shares and/or notes or debt securities.

Security Dividends [Text Block]

DIVIDENDS AND DISTRIBUTIONS

For federal income tax purposes, the Fund is required to distribute substantially all of its investment company taxable income for each taxable year. Capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, may be distributed or may be retained at the discretion of the Board. “Investment company taxable income,” as used herein, includes all interest and other ordinary income earned by the Fund on its portfolio holdings and net short-term capital gains in excess of net long-term capital losses, less the Fund’s expenses.

If the Fund is precluded from making distributions because of any applicable asset coverage requirements, the terms of the preferred shares of beneficial interest (the “Preferred Shares”) (if any) may provide that any amounts so precluded from being distributed, but required to be distributed for the Fund to meet the distribution requirements for qualification as a regulated investment company for U.S. federal income tax purposes, will be paid to the holders of the Preferred Shares as a special distribution. This distribution can be expected to decrease the amount that holders of Preferred Shares would be entitled to receive upon redemption or liquidation of the shares.

The Fund currently makes distributions in cash to its Shareholders of all or a portion of its net investment income to Shareholders each month out of legally available funds. The Fund will pay Shareholders at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage utilized by the Fund.

The Fund intends to pay any capital gains distributions at least annually. Pursuant to an exemptive order obtained from the SEC under Section 19(b) of the 1940 Act, the Fund is permitted to distribute long-term capital gains to Shareholders more than once per year.

The Fund’s monthly distribution policy and the basis for establishing the rate of its monthly distributions may be changed at any time by the Board without Shareholder approval.

Various factors will affect the level of the Fund’s income, including the asset mix, the performance of the companies represented in the Fund’s portfolio, and the Fund’s use of hedging and fluctuations in the rate of exchange between foreign currencies and the U.S. dollar to the extent the Fund has invested in foreign securities.

Notices will be provided in accordance with Section 19(a) of the 1940 Act.

Other Securities [Table Text Block]

DESCRIPTION OF SUBSCRIPTION RIGHTS

The Fund may issue subscription rights to holders of Common Shares to purchase Common Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund’s common shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share;

●	the number of rights required to purchase a single share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such subscription rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Other Security, Title [Text Block]		DESCRIPTION OF SUBSCRIPTION RIGHTS
Other Security, Description [Text Block]

The Fund may issue subscription rights to holders of Common Shares to purchase Common Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund’s common shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share;

●	the number of rights required to purchase a single share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such subscription rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Right

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below NAV, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1⁄3% increase in the Fund’s Common Shares outstanding.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1900 Market Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103
City Area Code		215
Local Phone Number		405-5700
Contact Personnel Name		Lucia Sitar, Esq.
Loan Facility 2025 [Member]
Financial Highlights [Abstract]
Senior Securities Amount						$ 120,000,000								$ 120,000,000
Senior Securities Coverage per Unit	[10]					$ 5,271								$ 5,271
Preferred Stock Liquidating Preference						$ 0								$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]														Loan Facility 2025
Loan Facility 2024 [Member]
Financial Highlights [Abstract]
Senior Securities Amount										$ 120,000,000					$ 120,000,000
Senior Securities Coverage per Unit	[10]									$ 5,093					$ 5,093
Preferred Stock Liquidating Preference										$ 0					$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]															Loan Facility 2024
Loan Facility 2023 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 120,000,000
Senior Securities Coverage per Unit	[10]																$ 4,726
Preferred Stock Liquidating Preference																	$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																	Loan Facility 2023
Loan Facility 2022 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																			$ 120,000,000
Senior Securities Coverage per Unit	[10]																		$ 4,786
Preferred Stock Liquidating Preference																			$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																			Loan Facility 2022
Loan Facility 2021 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																					$ 120,000,000
Senior Securities Coverage per Unit	[10]																				$ 5,714
Preferred Stock Liquidating Preference																					$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																					Loan Facility 2021
Loan Facility 2020 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																							$ 120,000,000
Senior Securities Coverage per Unit	[10]																						$ 4,554
Preferred Stock Liquidating Preference																							$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																							Loan Facility 2020
Loan Facility 2019 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																									$ 120,000,000
Senior Securities Coverage per Unit	[10]																								$ 4,396
Preferred Stock Liquidating Preference																									$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																									Loan Facility 2019
Loan Facility 2018 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																										$ 120,000,000
Senior Securities Coverage per Unit	[10]																									$ 4,861
Preferred Stock Liquidating Preference																										$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																										Loan Facility 2018
Loan Facility 2017 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																											$ 120,000,000
Senior Securities Coverage per Unit	[10]																										$ 4,999
Preferred Stock Liquidating Preference																											$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																											Loan Facility 2017
Loan Facility 2016 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																												$ 120,000,000
Senior Securities Coverage per Unit	[10]																											$ 5,160
Preferred Stock Liquidating Preference																												$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																												Loan Facility 2016
Fee For Open Market Purchase Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[11]	$ 0.05
Fee For Optional Shares Purchase [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[11]	0.05
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum	[11]	5
Sales Of Shares Held In Dividend Reinvestment Accounts [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[11]	$ 0.12
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		PREFERRED SHARES
Security Voting Rights [Text Block]

Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees would be elected by holders of Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the Trustees of the Fund at any time in the event that two years of dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Shares; and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board presently intends that, except as otherwise indicated in the Prospectus or this SAI and except as otherwise required by applicable law or the Declaration of Trust, if Preferred Shares were issued, holders of Preferred Shares would have equal voting rights with common shareholders (one vote per share, unless otherwise required by the 1940 Act) and would vote together with common shareholders as a single class.

The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above would in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares would be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to common shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Fund.

[1]	If Common Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[3]	The Adviser receives a fee, computed and payable monthly, equal when annualized to 1.00% of the average daily value of the Fund’s managed assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (5). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the period ended September 30, 2025, were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period.
[4]	The percentage in the table is based on average total borrowings of $120,000,000 (the balance outstanding under the Fund’s Revolving Credit Facility with the Bank of Nova Scotia (the “Revolving Credit Facility”) as of September 30, 2025, representing approximately 18.98% of the Fund’s Managed Assets) and an average interest rate during the fiscal year ended September 30, 2025, of 5.66%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[5]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreement.”
[6]	Effective October 27, 2023, abrdn Inc. became the investment adviser of the Fund. Prior to October 27, 2023, the Fund was managed by Tekla Capital Management, LLC. Members of the portfolio management team from Tekla joined abrdn Inc., and continue to manage the Fund.
[7]	Beginning with the year ended September 30, 2023, the Fund’s financial statements were audited by KPMG LLP. Previous years were audited by a different independent registered public accounting firm.
[8]	Data presented are with respect to a short period of time and are not indicative of future performance.
[9]	Source: Bloomberg L.P.
[10]	Asset coverage ratio per $1,000 is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings for investment purposes outstanding as of each fiscal period end by the amount of any borrowings as of each fiscal period end, and then multiplying by $1,000.
[11]	Shareholders who participate in the Fund’s Dividend Reinvestment and Stock Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent’s (as defined under “Dividend Reinvestment and Stock Purchase Plan” in this Prospectus) fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund; however, participating shareholders will pay a $0.05 per share fee incurred in connection with purchases of outstanding Common Shares on the open market, which will be deducted from the value of the dividend or distribution. Each optional cash investment by check or one-time online bank debit will entail a transaction fee of $5.00 plus $0.05 per Common Share purchased. If funds are deducted monthly and automatically from a U.S. bank account, for each debit the transaction fee is $2.50 plus $0.05 per Common Share purchased. Common Shares will be purchased by the Plan Agent at least monthly. Shareholders will be subject to $0.12 per share fee and a $15 sales fee per trade for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Stock Purchase Plan” in this Prospectus.